Shareholders’ Equity (Details Narrative)																12 Months Ended
	Sep. 06, 2024 shares	Apr. 24, 2024 USD ($)	Apr. 22, 2024 USD ($) $ / shares shares	Apr. 22, 2024 HKD ($) shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 HKD ($)	Mar. 27, 2023 USD ($) $ / shares	Mar. 27, 2023 HKD ($)	Aug. 15, 2022 USD ($) $ / shares	Aug. 15, 2022 HKD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 HKD ($)	Jun. 15, 2022 shares	Mar. 23, 2022 USD ($) $ / shares	Mar. 23, 2022 HKD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 11, 2023 shares	Jul. 31, 2023 $ / shares	Mar. 27, 2023 $ / shares	Aug. 15, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 23, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, no par value | $ / shares																$ 0
Number of shares issued													50,000			11,585,000
Ordinary shares issued																13,251,667	11,585,000	11,585,000
Common stock, shares Outstanding																13,251,667	11,585,000	11,585,000
Dividend declared per share | (per share)					$ 0.031		$ 0.028		$ 0.112		$ 0.089			$ 0.111					$ 0.242	$ 0.218	$ 0.873	$ 0.691	$ 0.863
Dividend settled by cash					$ 359,008	$ 2,800,800	$ 324,093	$ 2,528,413	$ 1,296,457	$ 10,114,311	$ 1,025,444	$ 8,000,000		$ 1,281,805	$ 10,000,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,046,892
Common stock voting rights	each with 20 votes per share
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	4,204,775
Common stock voting rights	each with one vote per share
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			1,666,667	1,666,667
Share issued price per share | $ / shares			$ 4.5
Proceeds from offering		$ 5,689,251	$ 5,689,251	$ 44,376,168